CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Cash and due from banks	$ 10,336,923	$ 11,294,266
Interest-earning deposits	7,083,526	12,773,854
Federal funds sold	21,940,960	42,184,927
Total cash and cash equivalents	39,361,409	66,253,047
Interest-earning time deposits	1,738,498	1,718,651
Securities available for sale	85,575,351	78,474,908
Federal Home Loan Bank stock	6,306,273	6,306,273
Loans, net of allowance for loan losses of $7,789,262 and $5,728,395 at December 31, 2011 and December 31, 2010, respectively	387,634,646	387,567,638
Loans held for sale	1,661,750
Property and equipment, net	10,088,154	10,562,321
Goodwill	11,385,323	11,385,323
Bank-owned life insurance	5,067,935
Core deposit intangible	816,000	1,120,000
Foreclosed assets	5,822,864	3,844,347
Mortgage servicing rights	651,409	601,325
Accrued interest receivable	1,726,319	1,866,511
Prepaid FDIC insurance premiums	1,439,197	2,301,408
Other assets	3,449,851	2,968,232
Total assets	562,724,979	574,969,984
Non-interest-bearing	39,256,851	34,172,434
Interest-bearing	375,501,432	413,310,775
Total deposits	414,758,283	447,483,209
Federal Home Loan Bank advances	26,944,000	21,924,000
Securities sold under agreements to repurchase	36,874,298	21,457,075
Subordinated debentures	4,000,000	3,974,272
Accrued interest payable	417,828	561,687
Other liabilities	2,016,445	2,236,302
Total liabilities	485,010,854	497,636,545
Preferred stock, $.10 par value, 10,000,000 shares authorized, no shares issued
Common stock, $.10 par value, 20,000,000 shares authorized, 7,727,756 and 7,887,702 shares issued and outstanding at 2011 and 2010	772,776	788,770
Additional paid-in capital	61,230,512	62,116,845
Retained earnings	14,418,656	14,384,059
Accumulated other comprehensive income	1,292,181	614,774
Unearned Employee Stock Ownership Plan shares		(571,009)
Total stockholders' equity	77,714,125	77,333,439
Total liabilities and stockholders' equity	$ 562,724,979	$ 574,969,984